Other Non-Operating Losses	9 Months Ended
Sep. 30, 2024
Other Income and Expenses [Abstract]
Other non-operating losses	REALIZED AND UNREALIZED GAIN/(LOSS) ON OIL AND GAS DERIVATIVE INSTRUMENTS
The realized and unrealized gain/(loss) on the oil and gas derivative instruments is comprised of the following:

	Nine months ended September 30,
	2024	2023
Realized gain on FLNG Hilli’s oil derivative instrument	55,180	50,592
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	37,079	64,809
Realized gain on FLNG Hilli’s gas derivative instrument	15,327	30,986
Realized gain on oil and gas derivative instruments	107,586	146,387

Unrealized loss on FLNG Hilli’s oil derivative instrument (note 16)	(44,904)	(4,407)
Unrealized MTM adjustment on commodity swap derivatives	(35,788)	(43,639)
Unrealized loss on FLNG Hilli’s gas derivative instrument (note 16)	(6,901)	(109,703)
Unrealized loss on oil and gas derivative instruments	(87,593)	(157,749)

Realized and unrealized gain/(loss) on oil and gas derivative instruments	19,993	(11,362)

The realized gain/(loss) on oil and gas derivative instruments results from monthly billings above the FLNG Hilli base tolling fee and the incremental capacity increase pursuant to respective LTA amendments, whereas the unrealized gain/(loss) on oil and gas derivative instruments results from movements in forecasted oil and natural gas prices and Euro/U.S. Dollar exchange rates.
OTHER NON-OPERATING LOSSES
Other non-operating losses are comprised of the following:

	Nine months ended September 30,
	2024	2023
Realized and unrealized MTM losses on investment in listed equity securities (1)	—	(62,308)
Dividend income from our investment in listed equity securities	—	9,823
Other non-operating losses	—	(52,485)
(1) During the nine months ended September 30, 2023, we sold 1.2 million shares of Class A NFE common shares (“NFE Shares”) at a price range between $36.90 and $40.38 per share for an aggregate consideration of $45.6 million which resulted to $62.3 million realized MTM losses. We also disposed of our remaining 4.1 million NFE Shares that were applied as partial consideration for the repurchase of 1,230 common units in Golar Hilli LLC (“Hilli LLC”) from NFE, which NFE acquired pursuant to the sale of our investment in Golar LNG Partners LP (“Golar Partners”) to NFE in April 2021. Following these transactions, we no longer hold any listed equity securities.